Long-Term Prepaid Expenses - Schedule of Long-Term Prepaid Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Long-Term Prepaid Expenses [Abstract]
Prepaid expenses for public infrastructure	$ 7,351,489	$ 7,583,098
Less: accumulated amortization	(517,327)	(365,112)
Total	$ 6,834,162	$ 7,217,986